Equity Compensation Plan - Summary of the Company's non-vested stock option activity (Detail) - Non-vested stock option [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Option Shares | shares	250,000
Granted, Weighted-Average Exercise Price | $ / shares	$ 2.99
Exercised, Option Shares | shares	250,000
Exercised, Weighted-Average Exercise Price | $ / shares	$ 2.99